Related Party Transactions	12 Months Ended
Mar. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

MHR Affiliates

In November 2015, the Company was advised that each of Liberty Global Incorporated Limited (“Liberty”), a limited company organized under the laws of the United Kingdom and a wholly-owned subsidiary of Liberty Global plc, and Discovery Lightning Investments Ltd. (“Discovery”), a limited company organized under the laws of the United Kingdom and a wholly-owned subsidiary of Discovery Communications, Inc., agreed to each purchase 5,000,000 of the previously outstanding common shares, no par value per share, of the Company (the “common shares”) from funds affiliated with MHR Fund Management, LLC (“MHR Fund Management”). In connection with the purchases, the Company entered into separate registration rights agreements with each of Liberty and Discovery, and amended the registration rights agreement with MHR Fund Management, which provide Liberty, Discovery and MHR Fund Management (together with certain of their affiliates) with certain registration rights, subject to the terms and conditions set forth therein. The Company also entered into an underwriting agreement with J.P. Morgan Securities LLC, as underwriter, Liberty, Discovery and Bank of America, N.A. in connection with a registered underwritten secondary public offering of the common shares. Among other transaction costs, the Company has incurred expenses on behalf of MHR Fund Management for certain costs related to the registration and offering of the common shares. Such costs, amounting to approximately $0.8 million, are included in restructuring and other in the consolidated statement of income for the year ended March 31, 2016. The registration and offering were disclosed by the Company on Current Reports on Form 8-K dated November 10, 2015 and November 13, 2015.

Voting Agreements regarding former Company Shares

On June 30, 2016, in connection with the Merger Agreement, the Company, Starz and MHR Fund Management LLC and affiliates (collectively, “MHR Fund Management”) entered into a voting agreement with respect to MHR Fund Management’s common shares of the Company (the “MHR Voting Agreement” ). Under the MHR Voting Agreement, the Company agreed to indemnify MHR Fund Management for losses relating to or arising out of the MHR Voting Agreement, the merger agreement or that certain stock exchange agreement of even date therewith and to pay up to $1.6 million in reasonable out-of-pocket expenses of MHR Fund Management. See the Company’s Current Report on Form 8-K dated July 1, 2016. The Company has incurred expenses on behalf of MHR Fund Management for such costs amounting to approximately $0.5 million, which are included in restructuring and other in the consolidated statement of income for the year ended March 31, 2017. Mark H. Rachesky, the Chairman of the Board of the Company, is the principal of MHR Fund Management, which holds approximately 18.5% of the Company’s outstanding Class A voting shares and 11.7% of the Company's outstanding Class B non-voting common stock as of May 21, 2018.

Voting Agreement regarding former Starz Shares

On June 30, 2016, in connection with the Merger Agreement, the Company and Starz entered into a Voting Agreement with LG Leopard Canada LP, an Ontario limited partnership and indirect wholly owned subsidiary of the Company, and the stockholders of Starz listed on Schedule A thereto (including John C. Malone, a director of the Company, and affiliated entities) (such stockholders the “Individual Stockholders”), with respect to shares of previously issued Starz common stock (the “Starz Voting Agreement”). Under the Starz Voting Agreement, the Company agreed to indemnify the Individual Stockholders for losses relating to or arising out of the Starz Voting Agreement, the Merger Agreement and that certain stock exchange agreement of even date therewith and to pay up to $1.6 million in reasonable out-of-pocket expenses of the Individual Stockholders. See the Company’s Current Report on Form 8-K dated June 1, 2016. The Company has incurred expenses on behalf of the Individual Stockholders for such costs amounting to approximately $1.5 million, which are included in restructuring and other in the consolidated statement of income for the year ended March 31, 2017.

Other

In the year ended March 31, 2018, we have incurred expenses on behalf of Dr. Malone and Mark H. Rachesky for reimbursement of certain litigation costs of approximately $5.6 million (2017 - $1.0 million), which are included in restructuring and other in the consolidated statement of income.

Atom Tickets

During the year ended March 31, 2018, the Company participated in an equity offering of its equity method investee, Atom Tickets, and subscribed for an additional $10.0 million in equity interests (2017 - none; 2016 - $7.9 million). Gordon Crawford, a director of the Company, is a director of and an investor in Atom Tickets.

Shrink, LLC

In April 2008, Lions Gate Films, Inc., a wholly-owned subsidiary of the Company (“LGF”), entered into a sales agency agreement (as amended) with Shrink, LLC for distribution rights to the film Shrink. Michael Burns, the Vice Chairman and a director of the Company, owns a 100% interest in Shrink, LLC. During the year ended March 31, 2018, $0.1 million was paid to Shrink, LLC under this agreement (2017 - none, 2016 - less than 0.1 million).

Transactions with Equity Method Investees
In the ordinary course of business, we are involved in related party transactions with equity method investees. These related party transactions primarily relate to the licensing and distribution of the Company's films and television programs, for which the impact on the Company's consolidated balance sheets and consolidated statements of income is as follows (see Note 1 and Note 5):

	March 31,
	2018	2017
	(Amounts in millions)
Consolidated Balance Sheets
Accounts receivable	$6.0	$17.9
Other assets, noncurrent	0.2	2.8
Total due from related parties	$6.2	$20.7

Accounts payable and accrued liabilities	$—	$2.5
Participations and residuals, current	6.5	6.4
Participations and residuals, noncurrent	6.0	4.9
Deferred revenue, current	0.2	4.5
Deferred revenue, noncurrent	—	18.8
Total due to related parties	$12.7	$37.1

	Year Ended March 31,
	2018	2017	2016
	(Amounts in millions)
Consolidated Statements of Income
Revenues	$8.9	$88.8	$47.7
Direct operating expense	$22.0	$10.5	$12.3
Distribution and marketing expense	$3.5	$0.8	$1.2
General and administrative expense(1)	$(3.7)	$(0.7)	$(0.8)
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(1)Amounts primarily represent reimbursement for certain shared services for equity method investees.